Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net book value
Beginning Balance	$ 7,884,354	$ 9,129,976
Ending Balance	7,884,354	9,129,976
Cost [member]
Cost
Beginning Balance	36,040,231	34,002,767
Additions	1,408,772	783,693
Disposals	(1,411,466)	(1,685,423)
Exchange differences	(68,954)	2,939,194
Ending Balance	35,968,583	36,040,231
Accumulated Depreciation [member]
Cost
Beginning Balance	26,910,255	23,826,805
Disposals	(1,408,155)	(1,683,763)
Exchange differences	6,826	2,103,619
Ending Balance	28,084,229	26,910,255
Accumulated Depreciation
Depreciation charged for the year	2,575,303	2,663,594
Leasehold improvements [member]
Net book value
Beginning Balance	726,094	881,113
Ending Balance	726,094	881,113
Leasehold improvements [member] | Cost [member]
Cost
Beginning Balance	3,616,762	2,888,288
Additions	38,876
Disposals	(2,365)	(1,608)
Transfers in (out)		464,241
Exchange differences	(4,166)	265,841
Ending Balance	3,649,107	3,616,762
Leasehold improvements [member] | Accumulated Depreciation [member]
Cost
Beginning Balance	2,735,649	2,353,333
Disposals	(2,365)	(857)
Exchange differences	3,520	210,147
Ending Balance	2,923,013	2,735,649
Accumulated Depreciation
Depreciation charged for the year	186,209	173,026
Machinery and equipment [member]
Net book value
Beginning Balance	322,874	742,152
Ending Balance	322,874	742,152
Machinery and equipment [member] | Cost [member]
Cost
Beginning Balance	7,128,146	6,467,812
Additions	62,626	122,942
Disposals	(1,363,245)	(217,140)
Transfers in (out)	(44,953)	188,902
Exchange differences	(68,734)	565,630
Ending Balance	5,713,840	7,128,146
Machinery and equipment [member] | Accumulated Depreciation [member]
Cost
Beginning Balance	6,385,994	5,503,362
Disposals	(1,363,070)	(216,853)
Transfers in (out)	(11,747)
Exchange differences	(50,439)	491,089
Ending Balance	5,390,966	6,385,994
Accumulated Depreciation
Depreciation charged for the year	430,228	608,396
Office decoration and equipment [member]
Net book value
Beginning Balance	827,186	1,828,034
Ending Balance	827,186	1,828,034
Office decoration and equipment [member] | Cost [member]
Cost
Beginning Balance	7,062,322	6,081,943
Additions	136,497	53,015
Disposals	(26,512)	(117,215)
Transfers in (out)	(1,164,305)	501,710
Exchange differences	(56,194)	542,869
Ending Balance	5,951,808	7,062,322
Office decoration and equipment [member] | Accumulated Depreciation [member]
Cost
Beginning Balance	5,234,288	4,527,915
Disposals	(26,152)	(118,117)
Transfers in (out)	(290,802)
Exchange differences	(12,436)	403,440
Ending Balance	5,124,622	5,234,288
Accumulated Depreciation
Depreciation charged for the year	219,724	421,050
Vehicles [member]
Net book value
Beginning Balance	3,881,698	5,350,740
Ending Balance	3,881,698	5,350,740
Vehicles [member] | Cost [member]
Cost
Beginning Balance	17,905,064	17,614,629
Additions	25,237	85,919
Disposals	(16,570)	(1,349,460)
Transfers in (out)		59,604
Exchange differences	(27,969)	1,494,372
Ending Balance	17,885,762	17,905,064
Vehicles [member] | Accumulated Depreciation [member]
Cost
Beginning Balance	12,554,324	11,442,195
Disposals	(16,568)	(1,347,936)
Exchange differences	40,307	998,943
Ending Balance	14,004,064	12,554,324
Accumulated Depreciation
Depreciation charged for the year	1,426,001	1,461,122
Assets under construction [member]
Net book value
Beginning Balance		327,937
Ending Balance		327,937
Assets under construction [member] | Cost [member]
Cost
Beginning Balance	327,937	950,095
Additions		521,817
Disposals	(2,774)
Transfers in (out)	(311,237)	(1,214,457)
Exchange differences	(13,926)	70,482
Ending Balance		$ 327,937
GDM machines [member]
Net book value
Beginning Balance	1,266,836
Ending Balance	1,266,836
GDM machines [member] | Cost [member]
Cost
Additions	285,510
Transfers in (out)	1,520,495
Exchange differences	77,111
Ending Balance	1,883,116
GDM machines [member] | Accumulated Depreciation [member]
Cost
Transfers in (out)	302,549
Exchange differences	25,236
Ending Balance	616,280
Accumulated Depreciation
Depreciation charged for the year	288,495
Robots [member]
Net book value
Beginning Balance	859,666
Ending Balance	859,666
Robots [member] | Cost [member]
Cost
Additions	860,026
Exchange differences	24,924
Ending Balance	884,950
Robots [member] | Accumulated Depreciation [member]
Cost
Exchange differences	638
Ending Balance	25,284
Accumulated Depreciation
Depreciation charged for the year	$ 24,646